UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Large Company Growth Fund

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 12.8%
Automobiles 1.3%
Harley-Davidson, Inc.	105,800	5,240,274
Hotels Restaurants & Leisure 0.8%
Starbucks Corp.*	75,000	2,121,000
YUM! Brands, Inc.	23,500	1,195,445

		3,316,445
Household Durables 0.7%
Fortune Brands, Inc.	37,600	2,856,472
Internet & Catalog Retail 0.9%
eBay, Inc.*	95,300	3,773,880
Media 3.0%
Comcast Corp. Special "A"*	94,100	2,579,281
McGraw-Hill Companies, Inc.	84,300	4,125,642
Omnicom Group, Inc.	65,350	5,421,436

		12,126,359
Multiline Retail 3.1%
Kohl's Corp.*	72,600	3,494,238
Target Corp.	160,400	8,932,676

		12,426,914
Specialty Retail 3.0%
Bed Bath & Beyond, Inc.*	71,900	2,913,388
Home Depot, Inc.	53,500	2,195,640
Lowe's Companies, Inc.	41,000	2,491,570
Staples, Inc.	206,850	4,701,701

		12,302,299
Consumer Staples 9.9%
Beverages 2.4%
PepsiCo, Inc.	162,840	9,620,587
Food & Staples Retailing 2.6%
Wal-Mart Stores, Inc.	96,100	4,546,491
Walgreen Co.	132,400	6,014,932

		10,561,423
Food Products 1.6%
Dean Foods Co.*	53,000	1,915,950
Kellogg Co.	43,300	1,912,561
The Hershey Co.	45,300	2,574,399
TreeHouse Foods, Inc.*	10,560	272,871

		6,675,781
Household Products 3.3%
Colgate-Palmolive Co.	54,850	2,904,856
Kimberly-Clark Corp.	29,400	1,671,096
Procter & Gamble Co.	154,600	8,656,054

		13,232,006

Energy 12.9%
Energy Equipment & Services 4.6%
Baker Hughes, Inc.	106,700	5,864,232
Noble Corp.	29,400	1,892,772
Schlumberger Ltd.	74,200	6,735,134
Transocean, Inc.*	75,200	4,323,248

		18,815,386
Oil, Gas & Consumable Fuels 8.3%
ConocoPhillips	99,400	6,498,772
Devon Energy Corp.	126,300	7,625,994
EOG Resources, Inc.	151,700	10,282,226
Valero Energy Corp.	53,600	5,640,864
XTO Energy, Inc.	82,666	3,592,664

		33,640,520
Financials 5.7%
Capital Markets 2.4%
Ameriprise Financial, Inc.*	14,440	537,457
Lehman Brothers Holdings, Inc.	39,600	4,738,932
The Goldman Sachs Group, Inc.	35,700	4,511,409

		9,787,798
Consumer Finance 0.9%
American Express Co.	72,200	3,593,394
Diversified Financial Services 1.0%
Citigroup, Inc.	90,800	4,156,824
Insurance 1.4%
AFLAC, Inc.	118,600	5,666,708
Health Care 21.7%
Biotechnology 5.9%
Amgen, Inc.*	95,400	7,227,504
Genentech, Inc.*	109,100	9,884,460
Gilead Sciences, Inc.*	144,200	6,813,450

		23,925,414
Health Care Equipment & Supplies 5.6%
Baxter International, Inc.	90,800	3,471,284
Boston Scientific Corp.*	105,400	2,647,648
C.R. Bard, Inc.	48,200	3,006,716
Medtronic, Inc.	142,100	8,051,386
Zimmer Holdings, Inc.*	86,800	5,535,236

		22,712,270
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc.	169,700	9,823,933
Pharmaceuticals 7.8%
Abbott Laboratories	100,400	4,322,220
Eli Lilly & Co.	40,700	2,026,453
Johnson & Johnson	229,706	14,384,190
Pfizer, Inc.	209,157	4,547,073
Teva Pharmaceutical Industries Ltd. (ADR)	174,800	6,663,376

		31,943,312

Industrials 8.5%
Aerospace & Defense 2.0%
United Technologies Corp.	156,800	8,040,704
Air Freight & Logistics 1.3%
FedEx Corp.	56,600	5,203,238
Commercial Services & Supplies 0.1%
Acco Brands Corp.*	8,818	214,366
Electrical Equipment 0.8%
Emerson Electric Co.	50,500	3,512,275
Industrial Conglomerates 3.5%
General Electric Co.	428,250	14,521,957
Machinery 0.8%
Caterpillar, Inc.	61,100	3,213,249
Information Technology 26.6%
Communications Equipment 3.5%
Cisco Systems, Inc.*	424,590	7,409,095
QUALCOMM, Inc.	166,400	6,616,064

		14,025,159
Computers & Peripherals 5.5%
Apple Computer, Inc.*	83,100	4,785,729
Dell, Inc.*	167,600	5,343,088
EMC Corp.*	493,800	6,893,448
International Business Machines Corp.	63,400	5,191,192

		22,213,457
Internet Software & Services 1.3%
Google, Inc. "A"*	2,700	1,004,778
Yahoo!, Inc.*	115,600	4,273,732

		5,278,510
IT Consulting & Services 3.3%
Accenture Ltd. "A"*	134,200	3,530,802
Fiserv, Inc.*	108,800	4,752,384
Paychex, Inc.	135,200	5,240,352

		13,523,538
Semiconductors & Semiconductor Equipment 6.3%
Broadcom Corp. "A"*	91,900	3,902,074
Intel Corp.	437,860	10,289,710
Linear Technology Corp.	116,260	3,860,995
Maxim Integrated Products, Inc.	46,900	1,626,492
Texas Instruments, Inc.	211,800	6,046,890

		25,726,161
Software 6.7%
Adobe Systems, Inc.*	114,800	3,702,300
Electronic Arts, Inc.*	78,900	4,487,832
Intuit, Inc.*	40,100	1,841,793
Microsoft Corp.	582,300	14,965,110
Oracle Corp.*	185,300	2,349,604

		27,346,639
Materials 0.8%
Chemicals
Ecolab, Inc.	96,900	3,205,452

Total Common Stocks (Cost $269,313,106)		402,222,704

Exchange Traded Funds 0.4%
iShares Nasdaq Biotechnology Index Fund* (a) (Cost $1,866,568)	23,500	1,744,640
Securities Lending Collateral 0.4%
Scudder Daily Assets Fund Institutional, 3.89% (b) (c) (Cost $1,612,500)	1,612,500	1,612,500
Cash Equivalents 0.8%
Scudder Cash Management QP Trust, 3.83% (d) (Cost $3,367,365)	3,367,365	3,367,365
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 276,159,539)	100.5	408,947,209
Other Assets and Liabilities, Net	(0.5)	(2,213,116)

Net Assets	100.0	406,734,093

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2005 amounted to $1,563,265 which is 0.4% of net assets.
(b)		Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Large Company Growth Fund, a series of Investment Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Large Company Growth Fund, a series of Investment Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005